Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share

12.       Earnings per share:

All common shares issued have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2022, 2023 and 2024 the denominator of the diluted earnings per share calculation includes 383,711 common shares, 470,082 common shares and 1,819,658 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.

The Company calculates basic and diluted earnings per share as follows:

	Years ended December 31,
	2022	2023	2024
Income :
Net income	$565,999	$173,556	$304,654

Basic earnings per share:
Weighted average common shares outstanding, basic	102,153,255	98,457,929	106,883,330
Basic earnings per share	$5.54	$1.76	$2.85

Effect of dilutive securities:
Dillutive potential common shares	383,711	470,082	1,819,658
Weighted average common shares outstanding, diluted	102,536,966	98,928,011	108,702,988

Diluted earnings per share	$5.52	$1.75	$2.80